Proskauer Rose LLP 1001 Pennsylvania Avenue, NW Suite 600 South Washington, DC 20004-2533

June 2, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	IDR Core Property Index Fund Ltd (File No.: 811-23460) Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of IDR Core Property Index Fund Ltd (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”) is a preliminary proxy statement on Schedule 14A and form of proxy (the “Proxy Materials”) for a special meeting of stockholders of the Fund.

Please direct any questions concerning the Proxy Materials to William MacGregor at 212.969.3555, or to the undersigned at 202.416.6828.

Very truly yours,

/s/ John J. Mahon
John J. Mahon, Esq.

cc:           William MacGregor, Esq.